Share-based compensation - Compensation cost (Details)					12 Months Ended
	May 10, 2018 USD ($)	May 10, 2018 CNY (¥)	May 09, 2018 USD ($)	May 09, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)
Share-based compensation expense
Share-based compensation expense	$ 1,332,770	¥ 9,163,461	$ 2,357,666	¥ 16,210,135	$ 10,818,193	¥ 70,588,710		¥ 150,943,580		¥ 171,836,485
Total unrecognized compensation expense					$ 13,147,153			232,061,272		425,970,675	¥ 85,785,176
weighted-average period (in years)					1 year 10 months 13 days	1 year 10 months 13 days
Deferred tax benefit recognized					$ 0		$ 0		$ 0
Origination and servicing
Share-based compensation expense
Share-based compensation expense					5,499,630	¥ 35,885,086		88,671,136		103,124,758
General and administrative
Share-based compensation expense
Share-based compensation expense					5,025,918	32,794,113		60,445,030		66,264,371
Sales and marketing
Share-based compensation expense
Share-based compensation expense					292,645	1,909,511		1,827,414		¥ 2,447,356
Stock options | Origination and servicing
Share-based compensation expense
Share-based compensation expense					946,166	6,173,735		446,808
Stock options | General and administrative
Share-based compensation expense
Share-based compensation expense					469,718	3,064,908		5,717,025
Stock options | Sales and marketing
Share-based compensation expense
Share-based compensation expense					47,936	312,785		8,682
Restricted stock units
Share-based compensation expense
Share-based compensation expense					1,463,820	¥ 9,551		6,172,515
Total unrecognized compensation expense					$ 5,134,049			¥ 34,246,159			¥ 33,499,672
weighted-average period (in years)					2 years 7 months 13 days	2 years 7 months 13 days
Deferred tax benefit recognized					$ 0		$ 0		$ 0